Equity - Adjusted income from continuing operations attributable to shareholders (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Equity [Line Items]
Profit (loss)		€ (1,605)	[1]	€ 3,323	[2]	€ 1,195	[2]
Profit (loss) from discontinued operations		13	[2]	2,711	[2]	196	[1]
Profit (loss) from continuing operations		(1,618)	[2]	612	[1]	999	[2]
Income from continuing operations attributable to non-controlling interests	[2]	(3)		(4)		(8)
Income from continuing operations attributable to owners of parent	[2]	(1,622)		608		991
Amortization of acquired intangible assets	[2]	363		322		377
Impairment loss recognised in profit or loss, goodwill	[2]	1,357		15		144
Restructuring and acquisition-related charges	[2]	202		95		195
Other items	[2]	925		1,069		299
Net finance expenses	[2]	(4)		(84)		(125)
Tax impact of adjusted items	[2]	(376)		(527)		(285)
Adjusted Income from continuing operations attributable to shareholders	[2]	845		1,497		1,594
Respironics field-action provision [Member]
Equity [Line Items]
Other items	[2]	250		719
Respironics field-action running remediation costs [Member]
Equity [Line Items]
Other items	[2]	210		94
R&D project impairments [Member]
Equity [Line Items]
Other items	[2]	134
Portfolio realignment charges [Member]
Equity [Line Items]
Other items	[2]	109
Impairment of assets in S&RC [Member]
Equity [Line Items]
Other items	[2]	39
Provision for public investigations tender irregularities [Member]
Equity [Line Items]
Other items	[2]	60
Provisions for quality actions in Connected Care [Member]
Equity [Line Items]
Other items	[2]	59		94
Loss on divestment of business [Member]
Equity [Line Items]
Other items	[2]			76
Remaining items [Member]
Equity [Line Items]
Other items	[2]	€ 63		€ 87		€ 299

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.